Summary of significant accounting policies and recent accounting pronouncements - Summary of cash and cash equivalents and restricted cash (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets [Abstract]
Cash and cash equivalents	$ 12,961,126	$ 19,186,036		$ 22,416,040	$ 66,686,695	$ 33,854,153
Restricted cash	126,595	126,595		126,595
Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$ 13,087,721	$ 19,312,631	$ 20,405,319	$ 22,542,635